NATIONWIDE®

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–2413–12/05

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Balanced Fund – Class I (ACVPBal) 43,614 shares (cost $303,961)	$327,106

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 10,284 shares (cost $84,125)	96,152

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 6,262 shares (cost $43,979)	47,029

American Century VP – International Fund – Class I (ACVPInt) 10,702 shares (cost $83,438)	88,076

American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,499 shares (cost $13,391)	15,558

American Century VP – Value Fund – Class I (ACVPVal) 15,716 shares (cost $115,229)	128,874

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 1,750 shares (cost $20,809)	22,663

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 4,247 shares (cost $41,306)	49,689

Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr) 5,525 shares (cost $76,439)	82,269

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,050 shares (cost $48,658)	50,851

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 16,142 shares (cost $479,775)	513,642

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 5,182 shares (cost $160,730)	135,138

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,413 shares (cost $45,229)	52,427

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,092 shares (cost $21,527)	23,817

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 949 shares (cost $10,969)	10,725

Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI) 16,248 shares (cost $373,633)	414,170

Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr) 19,298 shares (cost $816,955)	650,330

Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI) 10,459 shares (cost $75,480)	64,530

Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv) 3,113 shares (cost $46,354)	64,164

Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM) 1,544 shares (cost $21,525)	23,215

Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon) 22,392 shares (cost $525,087)	694,811

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp) 710 shares (cost $10,268)	$12,308

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 659 shares (cost $8,712)	9,207

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 2,485 shares (cost $30,739)	31,462

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 450 shares (cost $4,685)	4,650

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 3,244 shares (cost $36,172)	32,896

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 138,435 shares (cost $1,617,240)	1,597,542

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 289,527 shares (cost $4,872,988)	3,315,080

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 307,788 shares (cost $307,788)	307,788

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 997,647 shares (cost $13,164,268)	11,822,114

Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead) 687 shares (cost $9,192)	8,854

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 29,157 shares (cost $332,009)	336,180

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 11,631 shares (cost $239,048)	264,953

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 1,131 shares (cost $12,401)	12,199

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 3,150 shares (cost $34,811)	37,702

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 2,564 shares (cost $26,481)	26,336

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 15,648 shares (cost $168,486)	178,387

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 23,764 shares (cost $264,392)	281,361

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 16,661 shares (cost $159,700)	181,768

Neuberger Berman AMT – Balanced Portfolio® – I Class Shares (NBAMTBal) 87,910 shares (cost $1,059,726)	916,024

Neuberger Berman AMT – Growth Portfolio® – I Class Shares (NBAMTGro) 11,291 shares (cost $128,445)	155,703

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 2,952 shares (cost $45,611)	51,666

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 573 shares (cost $7,366)	7,239

Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart) 6,207 shares (cost $102,463)	132,893

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 5,720 shares (cost $209,053)	$220,344

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 6,494 shares (cost $157,577)	216,766

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr) 2,280 shares (cost $36,113)	38,911

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 2,087 shares (cost $23,908)	23,349

Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 1,119 shares (cost $13,665)	13,460

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 5,220 shares (cost $55,399)	103,927

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,803 shares (cost $35,830)	50,015

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 2,881 shares (cost $23,283)	26,041

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 6,503 shares (cost $108,845)	150,099

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2) 4,112 shares (cost $52,342)	58,969

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 6,707 shares (cost $129,593)	162,439

Total Investments	24,343,868
Accounts Receivable	11,510

Total Assets	24,355,378
Accounts Payable	2,645

Contract Owners Equity (note 7)	$24,352,733

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt	ACVPUltra	ACVPVal	CSGPVen
Reinvested dividends	$258,526	5,978	–	920	952	–	1,844	–
Mortality and expense risk charges (note 3)	(156,548)	(2,162)	(618)	(304)	(528)	(78)	(1,030)	(124)

Net investment income (loss)	101,978	3,816	(618)	616	424	(78)	814	(124)

Proceeds from mutual fund shares sold	2,855,811	35,468	15,413	8,213	8,363	3,303	106,673	511
Cost of mutual fund shares sold	(3,186,787)	(36,176)	(33,851)	(9,034)	(12,331)	(2,887)	(95,494)	(869)

Realized gain (loss) on investments	(330,976)	(708)	(18,438)	(821)	(3,968)	416	11,179	(358)
Change in unrealized gain (loss) on investments	1,629,001	10,450	35,372	1,817	13,326	(224)	(26,942)	3,496

Net gain (loss) on investments	1,298,025	9,742	16,934	996	9,358	192	(15,763)	3,138

Reinvested capital gains	140,146	126	–	–	–	–	21,330	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,540,149	13,684	16,316	1,612	9,782	114	6,381	3,014

Investment activity:	CSIntFoc	CSSmCapGr	DrySmCapIxS	DryStkIx	DrySRGro	DryVIFApp	DryVIFGrInc	FedQualBd
Reinvested dividends	$386	–	–	8,190	–	16	400	346
Mortality and expense risk charges (note 3)	(246)	(570)	(164)	(3,226)	(890)	(548)	(230)	(60)

Net investment income (loss)	140	(570)	(164)	4,964	(890)	(532)	170	286

Proceeds from mutual fund shares sold	2,512	3,905	3,929	67,232	13,273	52,526	17,458	356
Cost of mutual fund shares sold	(4,048)	(4,392)	(3,104)	(77,837)	(20,688)	(54,323)	(18,969)	(360)

Realized gain (loss) on investments	(1,536)	(487)	825	(10,605)	(7,415)	(1,797)	(1,511)	(4)
Change in unrealized gain (loss) on investments	8,262	(1,835)	1,497	25,970	11,848	5,268	1,824	(268)

Net gain (loss) on investments	6,726	(2,322)	2,322	15,365	4,433	3,471	313	(272)

Reinvested capital gains	–	–	20	–	–	–	–	58

Net increase (decrease) in contract owners’ equity resulting from operations	$6,866	(2,892)	2,178	20,329	3,543	2,939	483	72

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPAM	FidVIPCon	FidVIPGrOp	FidVIPVaIS
Reinvested dividends	$6,634	3,224	9,990	334	936	1,820	246	–
Mortality and expense risk charges (note 3)	(2,452)	(4,156)	(408)	(318)	(174)	(3,958)	(132)	(72)

Net investment income (loss)	4,182	(932)	9,582	16	762	(2,138)	114	(72)

Proceeds from mutual fund shares sold	64,596	95,855	10,280	6,205	16,396	111,071	17,731	1,996
Cost of mutual fund shares sold	(66,634)	(154,263)	(17,007)	(6,409)	(16,283)	(105,129)	(14,443)	(2,005)

Realized gain (loss) on investments	(2,038)	(58,408)	(6,727)	(204)	113	5,942	3,288	(9)
Change in unrealized gain (loss) on investments	4,349	90,118	(1,440)	9,530	135	93,535	(2,055)	(125)

Net gain (loss) on investments	2,311	31,710	(8,167)	9,326	248	99,477	1,233	(134)

Reinvested capital gains	14,578	–	–	262	12	114	–	330

Net increase (decrease) in contract owners’ equity resulting from operations	$21,071	30,778	1,415	9,604	1,022	97,453	1,347	124

Investment activity:	GVITGlFin1	GVITGlHlth	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITMyMkt	GVITNWFund	GVITLead
Reinvested dividends	$294	–	526	60,780	2,694	8,522	106,018	100
Mortality and expense risk charges (note 3)	(106)	(34)	(120)	(10,380)	(22,562)	(2,042)	(77,044)	(58)

Net investment income (loss)	188	(34)	406	50,400	(19,868)	6,480	28,974	42

Proceeds from mutual fund shares sold	2,272	452	2,436	200,713	392,733	147,769	899,305	996
Cost of mutual fund shares sold	(2,053)	(447)	(2,016)	(193,237)	(518,210)	(147,769)	(1,027,204)	(848)

Realized gain (loss) on investments	219	5	420	7,476	(125,477)	–	(127,899)	148
Change in unrealized gain (loss) on investments	17	(171)	(4,380)	(18,011)	328,877	–	862,587	(658)

Net gain (loss) on investments	236	(166)	(3,960)	(10,535)	203,400	–	734,688	(510)

Reinvested capital gains	2,530	502	3,988	3,018	–	–	–	1,246

Net increase (decrease) in contract owners’ equity resulting from operations	$2,954	302	434	42,883	183,532	6,480	763,662	778

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon
Reinvested dividends	$224	–	–	568	660	3,788	5,128	4,696
Mortality and expense risk charges (note 3)	(1,824)	(1,704)	(44)	(196)	(140)	(1,098)	(1,470)	(988)

Net investment income (loss)	(1,600)	(1,704)	(44)	372	520	2,690	3,658	3,708

Proceeds from mutual fund shares sold	61,237	55,254	1,802	793	1,059	6,883	43,879	11,185
Cost of mutual fund shares sold	(51,026)	(52,398)	(1,737)	(553)	(1,045)	(5,472)	(33,906)	(9,420)

Realized gain (loss) on investments	10,211	2,856	65	240	14	1,411	9,973	1,765
Change in unrealized gain (loss) on investments	(39,820)	(4,587)	(582)	1,071	(376)	749	(2,708)	(1,749)

Net gain (loss) on investments	(29,609)	(1,731)	(517)	1,311	(362)	2,160	7,265	16

Reinvested capital gains	37,252	31,386	1,976	632	570	2,852	5,308	3,242

Net increase (decrease) in contract owners’ equity resulting from operations	$6,043	27,951	1,415	2,315	728	7,702	16,231	6,966

Investment activity:	NBAMTBal	NBAMTGro	NBAMTGuard	NBAMTLMat	NBAMTPart	OppCapAp	OppGlSec	OppMultStr
Reinvested dividends	$8,494	–	50	278	1,224	2,250	1,748	858
Mortality and expense risk charges (note 3)	(5,852)	(960)	(222)	(76)	(722)	(1,554)	(1,142)	(278)

Net investment income (loss)	2,642	(960)	(172)	202	502	696	606	580

Proceeds from mutual fund shares sold	63,852	13,932	1,957	8,490	26,820	62,223	26,095	31,555
Cost of mutual fund shares sold	(99,507)	(15,617)	(2,007)	(9,047)	(23,984)	(85,652)	(18,733)	(27,412)

Realized gain (loss) on investments	(35,655)	(1,685)	(50)	(557)	2,836	(23,429)	7,362	4,143
Change in unrealized gain (loss) on investments	104,735	19,902	2,651	420	16,001	32,561	17,191	(4,781)

Net gain (loss) on investments	69,080	18,217	2,601	(137)	18,837	9,132	24,553	(638)

Reinvested capital gains	–	–	–	–	28	–	–	1,754

Net increase (decrease) in contract owners’ equity resulting from operations	$71,722	17,257	2,429	65	19,367	9,828	25,159	1,696

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppBdFd	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKUSRealEst	StDisc2	StOpp2
Reinvested dividends	$1,766	1,154	580	48	2,154	1,708	–	–
Mortality and expense risk charges (note 3)	(210)	(78)	(552)	(156)	(192)	(990)	(268)	(1,038)

Net investment income (loss)	1,556	1,076	28	(108)	1,962	718	(268)	(1,038)

Proceeds from mutual fund shares sold	14,933	7,331	5,829	1,436	9,430	51,617	8,962	29,316
Cost of mutual fund shares sold	(14,441)	(7,014)	(4,365)	(707)	(7,453)	(28,840)	(6,747)	(31,384)

Realized gain (loss) on investments	492	317	1,464	729	1,977	22,777	2,215	(2,068)
Change in unrealized gain (loss) on investments	(1,430)	(1,913)	22,001	10,662	(1,291)	(4,867)	(956)	13,948

Net gain (loss) on investments	(938)	(1,596)	23,465	11,391	686	17,910	1,259	11,880

Reinvested capital gains	–	–	–	–	458	3,774	2,800	–

Net increase (decrease) in contract owners’ equity resulting from operations	$618	(520)	23,493	11,283	3,106	22,402	3,791	10,842

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$101,978	162,024	3,816	3,010	(618)	(590)	616	362
Realized gain (loss) on investments	(330,976)	(462,986)	(708)	(2,344)	(18,438)	(16,492)	(821)	(323)
Change in unrealized gain (loss) on investments	1,629,001	2,131,910	10,450	26,961	35,372	22,978	1,817	5,610
Reinvested capital gains	140,146	95,746	126	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,540,149	1,926,694	13,684	27,627	16,316	5,896	1,612	5,649

Equity transactions:
Purchase payments received from contract owners (note 6)	2,323,830	2,425,832	39,118	37,980	8,118	8,256	3,862	3,466
Transfers between funds	–	–	(3,242)	(2,338)	3,176	(1,584)	–	–
Surrenders (note 6)	(1,525,032)	(1,950,936)	(13,766)	(3,674)	(13,314)	(31,678)	(4,070)	–
Death benefits (note 4)	(98,818)	(100,574)	–	(732)	–	–	–	–
Net policy repayments (loans) (note 5)	(52,736)	129,690	(4,116)	(3,734)	(934)	23,164	(930)	142
Deductions for surrender charges (note 2d)	(68)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,035,944)	(2,063,090)	(36,608)	(35,690)	(5,008)	(5,182)	(4,922)	(4,886)
Adjustments to maintain reserves	6,536	2,264	(43)	69	6	37	17	38

Net equity transactions	(1,382,232)	(1,556,814)	(18,657)	(8,119)	(7,956)	(6,987)	(6,043)	(1,240)

Net change in contract owners’ equity	157,917	369,880	(4,973)	19,508	8,360	(1,091)	(4,431)	4,409
Contract owners’ equity beginning of period	24,194,816	23,824,936	332,086	312,578	87,826	88,917	51,506	47,097

Contract owners’ equity end of period	$24,352,733	24,194,816	327,113	332,086	96,186	87,826	47,075	51,506

CHANGES IN UNITS:
Beginning units	1,512,658	1,361,984	20,384	19,095	6,040	6,453	4,370	4,485

Units purchased	238,596	605,708	4,002	7,092	602	615	366	730
Units redeemed	(288,246)	(455,034)	(4,522)	(5,803)	(1,484)	(1,028)	(894)	(845)

Ending units	1,463,008	1,512,658	19,864	20,384	5,158	6,040	3,842	4,370

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInt		ACVPUltra		ACVPVal		CSGPVen
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$424	(88)	(78)	(92)	814	640	(124)	(110)
Realized gain (loss) on investments	(3,968)	(3,827)	416	12	11,179	1,396	(358)	(2,864)
Change in unrealized gain (loss) on investments	13,326	13,941	(224)	1,710	(26,942)	20,554	3,496	5,677
Reinvested capital gains	–	–	–	–	21,330	1,334	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,782	10,026	114	1,630	6,381	23,924	3,014	2,703

Equity transactions:
Purchase payments received from contract owners (note 6)	7,564	9,062	1,338	4,614	13,402	12,540	2,368	2,184
Transfers between funds	(546)	3,792	(3,226)	–	(2,814)	18,922	–	–
Surrenders (note 6)	(5,490)	–	–	–	(82,424)	(548)	–	(4,112)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	1,200	(2,872)	–	(6)	(1,268)	(286)	(10)	2,422
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,244)	(5,988)	(1,110)	(1,226)	(11,010)	(11,028)	(1,106)	(1,228)
Adjustments to maintain reserves	(15)	38	4	12	30	36	31	7

Net equity transactions	(3,531)	4,032	(2,994)	3,394	(84,084)	19,636	1,283	(727)

Net change in contract owners’ equity	6,251	14,058	(2,880)	5,024	(77,703)	43,560	4,297	1,976
Contract owners’ equity beginning of period	81,842	67,784	18,457	13,433	206,623	163,063	18,398	16,422

Contract owners’ equity end of period	$88,093	81,842	15,577	18,457	128,920	206,623	22,695	18,398

CHANGES IN UNITS:
Beginning units	6,050	5,729	1,702	1,365	14,952	12,289	1,516	1,581

Units purchased	991	1,291	127	464	1,590	4,909	192	243
Units redeemed	(1,169)	(970)	(415)	(127)	(7,796)	(2,246)	(88)	(308)

Ending units	5,872	6,050	1,414	1,702	8,746	14,952	1,620	1,516

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CSIntFoc		CSSmCapGr		DrySmCapIxS		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$140	154	(570)	(560)	(164)	(2)	4,964	5,850
Realized gain (loss) on investments	(1,536)	(4,635)	(487)	(3,539)	825	272	(10,605)	(11,713)
Change in unrealized gain (loss) on investments	8,262	9,244	(1,835)	10,420	1,497	243	25,970	54,087
Reinvested capital gains	–	–	–	–	20	112	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,866	4,763	(2,892)	6,321	2,178	625	20,329	48,224

Equity transactions:
Purchase payments received from contract owners (note 6)	5,320	6,472	7,616	26,278	2,004	1,210	39,978	50,764
Transfers between funds	1,972	–	–	4,678	45,042	1,650	(10,770)	1,614
Surrenders (note 6)	–	–	(5,228)	(27,480)	–	–	(39,678)	(28,050)
Death benefits (note 4)	–	–	–	–	–	–	(6,696)	–
Net policy repayments (loans) (note 5)	(188)	(3,052)	4,168	20,022	(1,324)	(70)	2,348	13,752
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,086)	(2,708)	(6,014)	(6,100)	(2,718)	(246)	(27,878)	(34,422)
Adjustments to maintain reserves	11	40	26	20	19	15	(2)	74

Net equity transactions	4,029	752	568	17,418	43,023	2,559	(42,698)	3,732

Net change in contract owners’ equity	10,895	5,515	(2,324)	23,739	45,201	3,184	(22,369)	51,956
Contract owners’ equity beginning of period	38,833	33,318	84,635	60,896	5,678	2,494	536,069	484,113

Contract owners’ equity end of period	$49,728	38,833	82,311	84,635	50,879	5,678	513,700	536,069

CHANGES IN UNITS:
Beginning units	3,316	3,220	5,364	4,151	450	239	34,278	28,615

Units purchased	661	1,247	821	2,073	3,622	248	3,163	12,633
Units redeemed	(345)	(1,151)	(693)	(860)	(320)	(37)	(4,339)	(6,970)

Ending units	3,632	3,316	5,492	5,364	3,752	450	33,102	34,278

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySRGro		DryVIFApp		DryVIFGrInc		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(890)	(498)	(532)	988	170	188	286	206
Realized gain (loss) on investments	(7,415)	(19,838)	(1,797)	(256)	(1,511)	(449)	(4)	118
Change in unrealized gain (loss) on investments	11,848	26,388	5,268	3,322	1,824	2,717	(268)	(151)
Reinvested capital gains	–	–	–	–	–	–	58	56

Net increase (decrease) in contract owners’ equity resulting from operations	3,543	6,052	2,939	4,054	483	2,456	72	229

Equity transactions:
Purchase payments received from contract owners (note 6)	20,988	13,940	8,812	12,374	3,968	3,958	2,202	3,038
Transfers between funds	(5,120)	(8,316)	(11,882)	–	–	4,744	200	(1,936)
Surrenders (note 6)	(4,036)	(8,362)	(38,454)	–	(8,598)	–	–	–
Death benefits (note 4)	–	–	–	–	(6,144)	–	–	–
Net policy repayments (loans) (note 5)	2,124	(5,194)	(12)	(16)	(232)	20	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,320)	(11,594)	(7,630)	(8,456)	(3,256)	(3,388)	(402)	(414)
Adjustments to maintain reserves	12	54	(7)	27	17	19	13	23

Net equity transactions	2,648	(19,472)	(49,173)	3,929	(14,245)	5,353	2,013	711

Net change in contract owners’ equity	6,191	(13,420)	(46,234)	7,983	(13,762)	7,809	2,085	940
Contract owners’ equity beginning of period	129,007	142,427	98,672	90,689	37,601	29,792	8,667	7,727

Contract owners’ equity end of period	$135,198	129,007	52,438	98,672	23,839	37,601	10,752	8,667

CHANGES IN UNITS:
Beginning units	7,890	7,813	8,524	7,807	3,086	2,458	752	694

Units purchased	2,493	3,807	732	2,752	359	1,330	208	490
Units redeemed	(1,477)	(3,730)	(5,300)	(2,035)	(1,637)	(702)	(34)	(432)

Ending units	8,906	7,890	3,956	8,524	1,808	3,086	926	752

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,182	3,684	(932)	(2,780)	9,582	4,824	16	336
Realized gain (loss) on investments	(2,038)	(3,387)	(58,408)	(72,414)	(6,727)	(3,471)	(204)	(7,621)
Change in unrealized gain (loss) on investments	4,349	38,726	90,118	90,522	(1,440)	4,359	9,530	13,718
Reinvested capital gains	14,578	1,442	–	–	–	–	262	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,071	40,465	30,778	15,328	1,415	5,712	9,604	6,433

Equity transactions:
Purchase payments received from contract owners (note 6)	24,844	26,292	75,272	67,066	3,254	3,680	3,896	4,560
Transfers between funds	15,692	11,768	(7,404)	(5,914)	968	(1,150)	3,250	(1,940)
Surrenders (note 6)	(23,102)	(30,224)	(84,822)	(61,464)	(6,368)	–	–	(190)
Death benefits (note 4)	–	–	–	(1,370)	–	–	–	–
Net policy repayments (loans) (note 5)	(8,100)	1,176	30,880	(3,486)	(400)	2,138	(114)	(12,756)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,400)	(32,488)	(64,974)	(69,746)	(4,724)	(4,848)	(3,646)	(3,854)
Adjustments to maintain reserves	34	79	22	68	38	39	18	22

Net equity transactions	(21,032)	(23,397)	(51,026)	(74,846)	(7,232)	(141)	3,404	(14,158)

Net change in contract owners’ equity	39	17,068	(20,248)	(59,518)	(5,817)	5,571	13,008	(7,725)
Contract owners’ equity beginning of period	414,240	397,172	670,650	730,168	70,415	64,844	51,194	58,919

Contract owners’ equity end of period	$414,279	414,240	650,402	670,650	64,598	70,415	64,202	51,194

CHANGES IN UNITS:
Beginning units	26,424	25,791	40,810	37,677	4,262	3,372	3,530	3,671

Units purchased	1,844	5,921	6,446	16,821	206	2,272	430	2,252
Units redeemed	(3,028)	(5,288)	(7,436)	(13,688)	(694)	(1,382)	(254)	(2,393)

Ending units	25,240	26,424	39,820	40,810	3,774	4,262	3,706	3,530

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPAM		FidVIPCon		FidVIPGrOp		FidVIPVaIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$762	1,126	(2,138)	(1,712)	114	(22)	(72)	(58)
Realized gain (loss) on investments	113	(2,767)	5,942	(5,015)	3,288	33	(9)	16
Change in unrealized gain (loss) on investments	135	3,436	93,535	89,100	(2,055)	1,666	(125)	597
Reinvested capital gains	12	–	114	–	–	–	330	14

Net increase (decrease) in contract owners’ equity resulting from operations	1,022	1,795	97,453	82,373	1,347	1,677	124	569

Equity transactions:
Purchase payments received from contract owners (note 6)	226	496	35,002	36,302	2,600	3,470	828	842
Transfers between funds	(10,480)	–	56,116	41,244	(16,992)	–	818	7,508
Surrenders (note 6)	(2,298)	(11,564)	(82,412)	(46,836)	–	–	(1,394)	–
Death benefits (note 4)	–	–	(17,580)	–	–	–	–	–
Net policy repayments (loans) (note 5)	8	10,994	5,780	17,384	–	–	(26)	(22)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,590)	(3,930)	(35,594)	(32,984)	(1,768)	(2,090)	(606)	(542)
Adjustments to maintain reserves	(2)	52	58	26	17	25	18	12

Net equity transactions	(16,136)	(3,952)	(38,630)	15,136	(16,143)	1,405	(362)	7,798

Net change in contract owners’ equity	(15,114)	(2,157)	58,823	97,509	(14,796)	3,082	(238)	8,367
Contract owners’ equity beginning of period	38,379	40,536	636,054	538,545	27,144	24,062	9,466	1,099

Contract owners’ equity end of period	$23,265	38,379	694,877	636,054	12,348	27,144	9,228	9,466

CHANGES IN UNITS:
Beginning units	3,048	3,407	38,808	32,682	2,496	2,359	716	94

Units purchased	9	1,096	6,615	12,658	252	423	151	688
Units redeemed	(1,279)	(1,455)	(8,151)	(6,532)	(1,672)	(286)	(181)	(66)

Ending units	1,778	3,048	37,272	38,808	1,076	2,496	686	716

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlFin1		GVITGlHlth		GVITGlUtl1		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$188	34	(34)	(34)	406	50	50,400	82,166
Realized gain (loss) on investments	219	85	5	(49)	420	62	7,476	90
Change in unrealized gain (loss) on investments	17	678	(171)	311	(4,380)	1,105	(18,011)	(73,024)
Reinvested capital gains	2,530	372	502	18	3,988	436	3,018	33,856

Net increase (decrease) in contract owners’ equity resulting from operations	2,954	1,169	302	246	434	1,653	42,883	43,088

Equity transactions:
Purchase payments received from contract owners (note 6)	2,874	992	1,336	1,128	2,228	1,940	137,016	170,928
Transfers between funds	20,888	4,664	(406)	2,084	22,772	7,816	(43,932)	(34,864)
Surrenders (note 6)	–	–	–	(546)	–	–	(79,470)	(86,930)
Death benefits (note 4)	–	–	–	–	–	–	(2,634)	(35,416)
Net policy repayments (loans) (note 5)	(984)	58	112	36	–	–	1,312	11,674
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(12)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,650)	(284)	(862)	(2,756)	(2,976)	(976)	(153,468)	(172,184)
Adjustments to maintain reserves	13	19	(9)	26	(22)	38	(369)	95

Net equity transactions	21,141	5,449	171	(28)	22,002	8,818	(141,557)	(146,697)

Net change in contract owners’ equity	24,095	6,618	473	218	22,436	10,471	(98,674)	(103,609)
Contract owners’ equity beginning of period	7,392	774	4,189	3,971	10,471	–	1,695,900	1,799,509

Contract owners’ equity end of period	$31,487	7,392	4,662	4,189	32,907	10,471	1,597,226	1,695,900

CHANGES IN UNITS:
Beginning units	512	64	348	353	758	–	114,358	102,210

Units purchased	1,676	471	134	318	1,689	840	14,006	51,014
Units redeemed	(204)	(23)	(122)	(323)	(209)	(82)	(20,082)	(38,866)

Ending units	1,984	512	360	348	2,238	758	108,282	114,358

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGrowth		GVITMyMkt		GVITNWFund		GVITLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(19,868)	(11,976)	6,480	1,000	28,974	66,264	42	(10)
Realized gain (loss) on investments	(125,477)	(72,523)	–	–	(127,899)	(148,006)	148	1,588
Change in unrealized gain (loss) on investments	328,877	321,339	–	–	862,587	1,059,373	(658)	(706)
Reinvested capital gains	–	–	–	–	–	–	1,246	86

Net increase (decrease) in contract owners’ equity resulting from operations	183,532	236,840	6,480	1,000	763,662	977,631	778	958

Equity transactions:
Purchase payments received from contract owners (note 6)	448,660	481,462	12,642	12,346	1,082,332	1,127,080	516	470
Transfers between funds	(113,956)	(41,086)	(35,612)	(9,298)	(177,036)	(230,458)	200	(3,124)
Surrenders (note 6)	(257,820)	(206,806)	(89,002)	(428,148)	(456,404)	(772,674)	(660)	–
Death benefits (note 4)	(24,268)	(17,308)	–	–	(21,778)	(40,972)	–	–
Net policy repayments (loans) (note 5)	32,880	11,444	3,708	1,134	(121,054)	83,418	2,126	90
Deductions for surrender charges (note 2d)	(14)	–	(2)	–	122	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(339,280)	(342,638)	(20,812)	(23,750)	(991,012)	(1,000,392)	(296)	(296)
Adjustments to maintain reserves	(669)	132	29,116	7	(17,151)	368	13	5

Net equity transactions	(254,467)	(114,800)	(99,962)	(447,709)	(701,981)	(833,630)	1,899	(2,855)

Net change in contract owners’ equity	(70,935)	122,040	(93,482)	(446,709)	61,681	144,001	2,677	(1,897)
Contract owners’ equity beginning of period	3,385,589	3,263,549	430,846	877,555	11,743,384	11,599,383	6,187	8,084

Contract owners’ equity end of period	$3,314,654	3,385,589	337,364	430,846	11,805,065	11,743,384	8,864	6,187

CHANGES IN UNITS:
Beginning units	243,190	238,060	39,688	82,054	661,344	533,711	502	773

Units purchased	41,054	72,469	3,818	7,618	79,865	310,792	491	65
Units redeemed	(55,930)	(67,339)	(14,798)	(49,984)	(98,801)	(183,159)	(335)	(336)

Ending units	228,314	243,190	28,708	39,688	642,408	661,344	658	502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapVal		GVITSmComp		GVITUSGro		GVITIDAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,600)	(1,804)	(1,704)	(1,680)	(44)	(34)	372	116
Realized gain (loss) on investments	10,211	5,800	2,856	157	65	611	240	305
Change in unrealized gain (loss) on investments	(39,820)	17,265	(4,587)	13,492	(582)	(218)	1,071	958
Reinvested capital gains	37,252	21,204	31,386	29,654	1,976	166	632	338

Net increase (decrease) in contract owners’ equity resulting from operations	6,043	42,465	27,951	41,623	1,415	525	2,315	1,717

Equity transactions:
Purchase payments received from contract owners (note 6)	16,190	21,734	19,436	18,916	2,272	1,836	5,260	2,686
Transfers between funds	58,372	39,144	6,774	(8,500)	(460)	248	17,326	–
Surrenders (note 6)	(31,064)	(2,058)	(24,060)	(2,342)	(532)	–	–	(3,140)
Death benefits (note 4)	–	(782)	–	(722)	–	–	–	–
Net policy repayments (loans) (note 5)	608	(18,446)	(13,772)	(9,982)	5,584	252	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,912)	(19,646)	(15,472)	(13,630)	(768)	(824)	(2,200)	(1,102)
Adjustments to maintain reserves	21	32	25	46	9	24	22	9

Net equity transactions	24,215	19,978	(27,069)	(16,214)	6,105	1,536	20,408	(1,547)

Net change in contract owners’ equity	30,258	62,443	882	25,409	7,520	2,061	22,723	170
Contract owners’ equity beginning of period	305,964	243,521	264,138	238,729	4,704	2,643	15,005	14,835

Contract owners’ equity end of period	$336,222	305,964	265,020	264,138	12,224	4,704	37,728	15,005

CHANGES IN UNITS:
Beginning units	20,360	16,364	12,826	11,784	346	214	1,224	1,370

Units purchased	6,295	10,949	4,160	4,466	604	472	1,828	242
Units redeemed	(4,169)	(6,953)	(3,958)	(3,424)	(140)	(340)	(176)	(388)

Ending units	22,486	20,360	13,028	12,826	810	346	2,876	1,224

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDCon		GVITIDMod		GVITIDModAgg		GVITIDModCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$520	422	2,690	1,716	3,658	1,598	3,708	2,868
Realized gain (loss) on investments	14	330	1,411	5,831	9,973	2,271	1,765	1,639
Change in unrealized gain (loss) on investments	(376)	219	749	346	(2,708)	9,142	(1,749)	5,605
Reinvested capital gains	570	150	2,852	702	5,308	2,010	3,242	1,122

Net increase (decrease) in contract owners’ equity resulting from operations	728	1,121	7,702	8,595	16,231	15,021	6,966	11,234

Equity transactions:
Purchase payments received from contract owners (note 6)	594	288	14,812	12,034	37,192	24,488	5,550	5,314
Transfers between funds	10,662	13,384	8,852	49,888	36,066	46,080	(4,642)	16,746
Surrenders (note 6)	–	–	–	–	(1,050)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(32)	–	42,648	286	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,000)	(1,068)	(9,134)	(4,756)	(17,616)	(13,208)	(8,864)	(8,590)
Adjustments to maintain reserves	(18)	33	4	25	9	1	13	28

Net equity transactions	10,238	12,637	14,502	57,191	97,249	57,647	(7,943)	13,498

Net change in contract owners’ equity	10,966	13,758	22,204	65,786	113,480	72,668	(977)	24,732
Contract owners’ equity beginning of period	15,383	1,625	156,209	90,423	167,905	95,237	182,779	158,047

Contract owners’ equity end of period	$26,349	15,383	178,413	156,209	281,385	167,905	181,802	182,779

CHANGES IN UNITS:
Beginning units	1,376	152	13,262	8,343	13,880	8,766	15,808	14,569

Units purchased	1,020	1,322	3,571	5,384	9,900	6,719	478	2,081
Units redeemed	(92)	(98)	(2,379)	(465)	(1,932)	(1,605)	(1,158)	(842)

Ending units	2,304	1,376	14,454	13,262	21,848	13,880	15,128	15,808

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTBal		NBAMTGro		NBAMTGuard		NBAMTLMat
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,642	4,372	(960)	(950)	(172)	(172)	202	284
Realized gain (loss) on investments	(35,655)	(68,550)	(1,685)	(9,868)	(50)	(171)	(557)	(26)
Change in unrealized gain (loss) on investments	104,735	134,270	19,902	31,155	2,651	4,851	420	(241)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	71,722	70,092	17,257	20,337	2,429	4,508	65	17

Equity transactions:
Purchase payments received from contract owners (note 6)	92,998	95,306	23,468	26,132	2,444	2,652	2,054	2,206
Transfers between funds	(1,258)	(6,224)	(1,132)	(14,898)	16,362	(24)	2,966	(1,984)
Surrenders (note 6)	(21,830)	(64,848)	(8,166)	(31,934)	(946)	–	(7,208)	–
Death benefits (note 4)	(19,718)	(688)	–	–	–	(636)	–	–
Net policy repayments (loans) (note 5)	(8,252)	(10,610)	934	12,914	950	58	(80)	(2,832)
Deductions for surrender charges (note 2d)	(16)	–	(146)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,574)	(79,324)	(13,904)	(12,796)	(3,332)	(3,282)	(1,070)	(1,084)
Adjustments to maintain reserves	(414)	90	(1)	32	(11)	28	24	(4)

Net equity transactions	(35,064)	(66,298)	1,053	(20,550)	15,467	(1,204)	(3,314)	(3,698)

Net change in contract owners’ equity	36,658	3,794	18,310	(213)	17,896	3,304	(3,249)	(3,681)
Contract owners’ equity beginning of period	879,007	875,213	137,415	137,628	33,780	30,476	10,514	14,195

Contract owners’ equity end of period	$915,665	879,007	155,725	137,415	51,676	33,780	7,265	10,514

CHANGES IN UNITS:
Beginning units	56,560	55,047	8,232	8,611	2,984	3,084	658	938

Units purchased	8,628	16,409	2,062	2,381	1,983	891	386	316
Units redeemed	(9,050)	(14,896)	(1,852)	(2,760)	(711)	(991)	(572)	(596)

Ending units	56,138	56,560	8,442	8,232	4,256	2,984	472	658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTPart		OppCapAp		OppGlSec		OppMultStr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$502	(620)	696	(904)	606	968	580	238
Realized gain (loss) on investments	2,836	(3,478)	(23,429)	(20,672)	7,362	(576)	4,143	(155)
Change in unrealized gain (loss) on investments	16,001	19,623	32,561	36,680	17,191	23,855	(4,781)	3,892
Reinvested capital gains	28	–	–	–	–	–	1,754	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,367	15,525	9,828	15,104	25,159	24,247	1,696	3,975

Equity transactions:
Purchase payments received from contract owners (note 6)	5,838	4,044	19,422	20,578	21,328	12,010	1,466	654
Transfers between funds	24,482	17,208	(25,130)	14,896	35,860	11,840	2,580	6,344
Surrenders (note 6)	(1,172)	(13,038)	(17,498)	(22,792)	(16,968)	(4,862)	(14,780)	–
Death benefits (note 4)	–	–	–	(614)	–	(654)	–	–
Net policy repayments (loans) (note 5)	(22,866)	(74)	(8,358)	792	(1,506)	(20,102)	430	(6,256)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,392)	(5,080)	(18,172)	(21,122)	(12,080)	(11,148)	(2,114)	(2,142)
Adjustments to maintain reserves	(4,399)	33	(1)	63	45	56	9	26

Net equity transactions	(4,509)	3,093	(49,737)	(8,199)	26,679	(12,860)	(12,409)	(1,374)

Net change in contract owners’ equity	14,858	18,618	(39,909)	6,905	51,838	11,387	(10,713)	2,601
Contract owners’ equity beginning of period	113,655	95,037	260,299	253,394	165,017	153,630	49,656	47,055

Contract owners’ equity end of period	$128,513	113,655	220,390	260,299	216,855	165,017	38,943	49,656

CHANGES IN UNITS:
Beginning units	7,498	6,138	20,696	19,834	9,004	9,312	3,308	3,777

Units purchased	2,164	3,812	1,531	8,575	3,861	3,507	1,107	234
Units redeemed	(2,240)	(2,452)	(5,697)	(7,713)	(1,937)	(3,815)	(1,599)	(703)

Ending units	7,422	7,498	16,530	20,696	10,928	9,004	2,816	3,308

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppBdFd		VEWrldBd		VEWrldEMkt		VEWrldHAs
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,556	1,080	1,076	1,292	28	(96)	(108)	(38)
Realized gain (loss) on investments	492	607	317	433	1,464	112	729	1,330
Change in unrealized gain (loss) on investments	(1,430)	(180)	(1,913)	(506)	22,001	13,378	10,662	907
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	618	1,507	(520)	1,219	23,493	13,394	11,283	2,199

Equity transactions:
Purchase payments received from contract owners (note 6)	4,096	2,910	1,608	2,430	5,764	5,176	1,844	1,278
Transfers between funds	1,428	690	(804)	(3,364)	15,050	4,642	26,704	932
Surrenders (note 6)	(13,058)	(1,100)	(1,950)	(1,128)	–	(3,166)	–	(3,074)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(40)	(162)	(376)	626	(1,684)	510	(474)	612
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,586)	(2,780)	(342)	(686)	(6,254)	(4,600)	(1,698)	(1,068)
Adjustments to maintain reserves	(1)	25	15	(72)	(18)	(19)	25	43

Net equity transactions	(10,161)	(417)	(1,849)	(2,194)	12,858	2,543	26,401	(1,277)

Net change in contract owners’ equity	(9,543)	1,090	(2,369)	(975)	36,351	15,937	37,684	922
Contract owners’ equity beginning of period	32,923	31,833	15,886	16,861	67,578	51,641	12,411	11,489

Contract owners’ equity end of period	$23,380	32,923	13,517	15,886	103,929	67,578	50,095	12,411

CHANGES IN UNITS:
Beginning units	1,978	1,432	1,022	955	5,252	5,019	638	585

Units purchased	330	1,341	214	782	1,351	953	1,340	387
Units redeemed	(922)	(795)	(348)	(715)	(585)	(720)	(108)	(334)

Ending units	1,386	1,978	888	1,022	6,018	5,252	1,870	638

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKEmMkt		VKUSRealEst		StDisc2		StOpp2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,962	1,416	718	892	(268)	(282)	(1,038)	(1,008)
Realized gain (loss) on investments	1,977	416	22,777	7,018	2,215	493	(2,068)	(8,982)
Change in unrealized gain (loss) on investments	(1,291)	(482)	(4,867)	25,476	(956)	4,051	13,948	33,471
Reinvested capital gains	458	744	3,774	1,930	2,800	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,106	2,094	22,402	35,316	3,791	4,262	10,842	23,481

Equity transactions:
Purchase payments received from contract owners (note 6)	4,070	1,620	11,942	8,676	6,022	4,904	17,976	12,770
Transfers between funds	3,208	282	24,226	25,828	13,608	302	1,224	18,064
Surrenders (note 6)	(7,760)	–	(43,488)	(1,116)	(6,870)	(11,046)	(7,822)	(36,006)
Death benefits (note 4)	–	–	–	–	–	–	–	(680)
Net policy repayments (loans) (note 5)	(8)	(4)	(2,528)	(10,512)	7,680	13,472	1,452	11,574
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,956)	(1,698)	(8,854)	(6,276)	(3,490)	(3,502)	(18,190)	(17,364)
Adjustments to maintain reserves	(5)	40	(12)	93	24	24	(73)	86

Net equity transactions	(2,451)	240	(18,714)	16,693	16,974	4,154	(5,433)	(11,556)

Net change in contract owners’ equity	655	2,334	3,688	52,009	20,765	8,416	5,409	11,925
Contract owners’ equity beginning of period	25,419	23,085	146,478	94,469	38,240	29,824	157,051	145,126

Contract owners’ equity end of period	$26,074	25,419	150,166	146,478	59,005	38,240	162,460	157,051

CHANGES IN UNITS:
Beginning units	1,638	1,562	5,710	4,549	1,670	1,237	7,260	6,070

Units purchased	468	608	1,880	2,271	2,061	1,299	2,759	4,665
Units redeemed	(566)	(532)	(2,110)	(1,110)	(537)	(866)	(1,719)	(3,475)

Ending units	1,540	1,638	5,480	5,710	3,194	1,670	8,300	7,260

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b)	The Contracts

Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following funds:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust (Credit Suisse Trust);

    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSSmCapGr)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Initial Class (FidVIPEI)

    Fidelity® VIP – Growth Portfolio: Initial Class (FidVIPGr)

    Fidelity® VIP – High Income Portfolio: Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio: Initial Class (FidVIPOv)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Asset Manager Portfolio: Initial Class (FidVIPAM)

    Fidelity® VIP II – Contrafund® Portfolio: Initial Class (FidVIPCon)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)

    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)

    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Balanced Portfolio® – I Class Shares (NBAMTBal)

    Neuberger Berman AMT – Growth Portfolio® – I Class Shares (NBAMTGro)

    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)

    Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class (OppMultStr)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

    Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)

        (formerly Oppenheimer Bond Fund/VA – Initial Class)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);

    Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT (StDisc2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Discovery Fund II)

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% (reduced to 1.5% on any portion of the annual premium in excess of the break point premium) from each premium payment received.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $141,797 and $147,170, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50). Additionally, if the specified amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial specified amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, and declines in specified percentages. After the end of the ninth policy year, the charge is 0%.

If a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

(3)	Asset Charges

The Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $645,772 and $1,022,370, respectively, and total transfers from the Account to the fixed account were $760,928 and $936,388, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity insurance contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Flexible Premium Policies-Years 10 and Over

American Century VP – Balanced Fund – Class I
2005	0.50%	12,544	$12.364992	$155,106	1.83%	4.41%
2004	0.50%	11,932	11.842390	141,303	1.64%	9.23%
2003	0.50%	8,417	10.841643	91,254	2.73%	18.86%
2002	0.50%	3,656	9.121049	33,347	2.73%	-8.79%	05/17/02

American Century VP – Capital Appreciation Fund – Class I
2005	0.50%	1,612	11.894070	19,173	0.00%	21.46%
2004	0.50%	2,518	9.792883	24,658	0.00%	7.05%
2003	0.50%	2,550	9.148158	23,328	0.00%	19.87%
2002	0.50%	1,379	7.631505	10,524	0.00%	-23.68%	05/17/02

American Century VP – Income & Growth Fund – Class I
2005	0.50%	1,852	12.261726	22,709	1.97%	4.11%
2004	0.50%	2,346	11.777621	27,630	1.41%	12.43%
2003	0.50%	2,121	10.475606	22,219	1.29%	28.71%
2002	0.50%	771	8.139045	6,275	1.07%	-18.61%	05/17/02

American Century VP – International Fund – Class I
2005	0.50%	3,854	12.678362	48,862	1.16%	12.69%
2004	0.50%	3,774	11.250564	42,460	0.53%	14.35%
2003	0.50%	3,590	9.838638	35,321	0.75%	23.89%

American Century VP – Ultra® Fund – Class I
2005	0.50%	1,402	11.016290	15,445	0.00%	1.66%
2004	0.50%	1,380	10.836686	14,955	0.00%	10.12%
2003	0.50%	1,352	9.840479	13,304	0.00%	24.28%

American Century VP – Value Fund – Class I
2005	0.50%	7,042	12.909239	90,907	1.06%	4.51%
2004	0.50%	12,530	12.352012	154,771	0.96%	13.76%
2003	0.50%	8,593	10.857679	93,300	1.06%	28.32%
2002	0.50%	2,747	8.461692	23,244	0.79%	-15.38%	05/17/02

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.50%	1,034	13.793582	14,263	0.00%	15.57%
2004	0.50%	966	11.935654	11,530	0.00%	17.40%
2003	0.50%	885	10.166558	8,997	0.00%	46.92%

Credit Suisse Trust – International Focus Portfolio
2005	0.50%	2,528	13.476572	34,069	0.91%	16.85%
2004	0.50%	2,394	11.532756	27,609	1.05%	14.17%
2003	0.50%	1,887	10.101373	19,061	0.51%	32.43%
2002	0.50%	1,145	7.627848	8,734	0.00%	-23.72%	05/17/02

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.50%	2,608	11.441908	29,840	0.00%	-3.16%
2004	0.50%	2,340	11.815728	27,649	0.00%	10.32%
2003	0.50%	1,592	10.710738	17,051	0.00%	47.81%
2002	0.50%	380	7.246417	2,754	0.00%	-27.54%	05/17/02

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.50%	3,202	13.584227	43,497	0.00%	6.70%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.50%	25,996	11.707523	304,349	1.60%	4.17%
2004	0.50%	25,472	11.238793	286,275	1.81%	10.09%
2003	0.50%	16,336	10.208856	166,772	1.44%	27.72%
2002	0.50%	3,332	7.992928	26,632	1.35%	-20.07%	05/17/02

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.50%	5,588	10.155295	56,748	0.00%	3.10%
2004	0.50%	3,990	9.849929	39,301	0.36%	5.68%
2003	0.50%	2,249	9.320451	20,962	0.11%	25.38%
2002	0.50%	699	7.434055	5,196	0.22%	-25.66%	05/17/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.50%	782	$10.776447	$8,427	0.02%	3.86%
2004	0.50%	5,132	10.376070	53,250	1.73%	4.52%
2003	0.50%	3,295	9.927159	32,710	1.53%	20.57%
2002	0.50%	164	8.233834	1,350	1.24%	-17.66%	05/17/02

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.50%	162	10.753229	1,742	1.28%	2.84%
2004	0.50%	1,064	10.456482	11,126	1.31%	6.93%
2003	0.50%	158	9.778643	1,545	0.84%	25.94%
2002	0.50%	156	7.764556	1,211	0.62%	-22.35%	05/17/02

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.50%	628	11.663479	7,325	3.48%	0.79%
2004	0.50%	470	11.571642	5,439	3.57%	3.10%

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.50%	22,190	12.218787	271,135	1.63%	5.34%
2004	0.50%	23,168	11.599515	268,738	1.57%	10.97%
2003	0.50%	21,529	10.452518	225,032	1.83%	29.68%
2002	0.50%	5,392	8.060217	43,461	1.66%	-19.40%	05/17/02

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.50%	31,974	10.607985	339,180	0.51%	5.27%
2004	0.50%	31,450	10.076692	316,912	0.27%	2.86%
2003	0.50%	24,331	9.796254	238,353	0.28%	32.19%
2002	0.50%	4,992	7.410943	36,995	0.25%	-25.89%	05/17/02

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.50%	2,986	14.482158	43,244	14.71%	2.19%
2004	0.50%	3,456	14.171771	48,978	7.98%	9.05%
2003	0.50%	1,539	12.996099	20,001	6.99%	26.63%
2002	0.50%	997	10.263037	10,232	10.55%	2.63%	05/17/02

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.50%	2,736	14.523009	39,735	0.64%	18.45%
2004	0.50%	2,660	12.260470	32,613	1.38%	13.07%
2003	0.50%	1,312	10.843363	14,226	0.80%	42.65%
2002	0.50%	1,074	7.601165	8,164	0.75%	-23.99%	05/17/02

Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.50%	1,646	11.857962	19,518	2.87%	3.53%
2004	0.50%	2,832	11.453999	32,438	3.01%	4.94%
2003	0.50%	3,189	10.914503	34,806	3.96%	17.39%
2002	0.50%	96	9.297886	893	4.69%	-7.02%	05/17/02

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.50%	28,872	14.725263	425,148	0.29%	16.36%
2004	0.50%	29,162	12.655421	369,057	0.34%	14.90%
2003	0.50%	19,100	11.014223	210,372	0.51%	27.82%
2002	0.50%	7,479	8.616746	64,445	0.85%	-13.83%	05/17/02

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.50%	320	12.055628	3,858	1.15%	8.35%
2004	0.50%	1,636	11.126627	18,203	0.52%	6.66%
2003	0.50%	1,524	10.432199	15,899	0.54%	29.23%
2002	0.50%	195	8.072893	1,574	1.03%	-19.27%	05/17/02

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.50%	1,560	15.834079	24,701	1.74%	10.60%
2004	0.50%	200	14.316726	2,863	1.71%	20.39%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.50%	1,894	14.746892	27,931	2.57%	5.86%
2004	0.50%	366	13.930721	5,099	1.72%	29.32%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.50%	81,896	11.665436	955,353	3.67%	2.75%
2004	0.50%	82,278	11.353249	934,123	5.45%	2.75%
2003	0.50%	46,970	11.049702	519,005	3.10%	1.49%
2002	0.50%	6,450	10.887298	70,223	4.41%	8.87%	05/17/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Growth Fund – Class I
2005	0.50%	117,780	$11.280312	$1,328,595	0.08%	5.97%
2004	0.50%	117,922	10.644736	1,255,249	0.33%	7.62%
2003	0.50%	85,539	9.891285	846,091	0.02%	32.08%
2002	0.50%	33,199	7.488988	248,627	0.00%	-25.11%	05/17/02

Gartmore GVIT – Money Market Fund – Class I
2005	0.50%	20,380	10.307104	210,059	2.44%	2.16%
2004	0.50%	33,506	10.089561	338,061	0.74%	0.31%
2003	0.50%	71,507	10.058647	719,264	0.62%	0.12%
2002	0.50%	157	10.046341	1,577	1.18%	0.46%	04/30/02

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.50%	467,606	11.837411	5,535,244	0.91%	6.91%
2004	0.50%	465,558	11.072612	5,154,943	1.28%	9.20%
2003	0.50%	235,762	10.139392	2,390,483	0.56%	26.88%
2002	0.50%	60,454	7.991527	483,120	0.86%	-20.08%	05/17/02

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.50%	270	13.447354	3,631	1.37%	9.76%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.50%	17,352	13.346035	231,580	0.07%	2.56%
2004	0.50%	14,432	13.012899	187,802	0.00%	16.71%
2003	0.50%	6,152	11.149440	68,591	0.00%	56.07%
2002	0.50%	1,806	7.143752	12,902	0.01%	-28.56%	05/17/02

Gartmore GVIT – Small Company Fund: Class I
2005	0.50%	9,378	14.637157	137,267	0.00%	11.76%
2004	0.50%	7,576	13.097164	99,224	0.00%	18.43%
2003	0.50%	4,810	11.059113	53,194	0.00%	40.31%
2002	0.50%	1,659	7.881904	13,076	0.00%	-21.18%	05/17/02

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.50%	810	15.090795	12,224	0.00%	11.41%
2004	0.50%	268	13.545804	3,630	0.00%	11.85%

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.50%	278	13.258370	3,686	2.23%	7.39%
2004	0.50%	250	12.345496	3,086	1.52%	13.46%
2003	0.50%	213	10.881172	2,318	1.99%	31.21%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.50%	1,266	11.496816	14,555	2.90%	2.79%
2004	0.50%	1,304	11.184449	14,585	2.54%	4.13%
2003	0.50%	27	10.740821	290	2.40%	7.37%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.50%	7,320	12.415323	90,880	2.33%	4.82%
2004	0.50%	4,848	11.844428	57,422	2.25%	8.99%
2003	0.50%	4,440	10.867503	48,252	2.26%	19.45%
2002	0.50%	233	9.097737	2,120	0.94%	-9.02%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.50%	11,920	12.948162	154,342	2.27%	6.54%
2004	0.50%	6,510	12.153407	79,119	1.92%	11.53%
2003	0.50%	4,267	10.896621	46,496	1.38%	26.01%
2002	0.50%	2,848	8.647264	24,627	2.03%	-13.53%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.50%	13,114	12.036367	157,845	2.58%	3.97%
2004	0.50%	13,508	11.577210	156,385	2.23%	6.62%
2003	0.50%	12,303	10.857930	133,585	2.14%	13.13%

Neuberger Berman AMT – Balanced Portfolio ® – I Class Shares
2005	0.50%	34,720	11.709162	406,542	0.97%	8.64%
2004	0.50%	32,438	10.778117	349,621	1.21%	8.76%
2003	0.50%	23,124	9.909549	229,148	1.74%	15.70%
2002	0.50%	10,857	8.565024	92,990	2.58%	-14.35%	05/17/02

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	0.50%	4,898	12.586032	61,646	0.00%	12.93%
2004	0.50%	4,558	11.144612	50,797	0.00%	16.02%
2003	0.50%	3,515	9.605663	33,764	0.00%	30.75%
2002	0.50%	576	7.346840	4,232	0.00%	-26.53%	05/17/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.50%	3,086	$12.094958	$37,325	0.15%	7.85%
2004	0.50%	1,342	11.214394	15,050	0.13%	15.24%
2003	0.50%	728	9.731601	7,085	0.92%	31.10%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.50%	180	10.720041	1,930	2.69%	0.94%
2004	0.50%	190	10.620341	2,018	3.01%	0.28%
2003	0.50%	375	10.591044	3,972	5.58%	1.91%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.50%	6,154	13.955546	85,882	1.02%	17.46%
2004	0.50%	6,038	11.881265	71,739	0.01%	18.38%
2003	0.50%	3,798	10.036378	38,118	0.00%	34.41%
2002	0.50%	1,967	7.466718	14,687	0.52%	-25.33%	05/17/02

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.50%	9,594	11.282165	108,241	0.94%	4.58%
2004	0.50%	12,852	10.788510	138,654	0.31%	6.40%
2003	0.50%	8,160	10.139293	82,737	0.39%	30.29%
2002	0.50%	1,173	7.782041	9,128	0.58%	-22.18%	05/17/02

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.50%	8,608	14.691004	126,460	0.97%	13.74%
2004	0.50%	6,732	12.916408	86,953	1.27%	18.57%
2003	0.50%	6,440	10.893590	70,155	0.92%	42.31%
2002	0.50%	3,218	7.654958	24,634	0.55%	-23.45%	05/17/02

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.50%	2,662	12.695525	33,795	1.73%	3.37%
2004	0.50%	2,860	12.281369	35,125	1.10%	9.55%
2003	0.50%	3,522	11.210526	39,483	2.90%	24.33%
2002	0.50%	697	9.016437	6,284	2.72%	-9.84%	05/17/02

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.50%	870	12.461295	10,841	5.67%	2.08%
2004	0.50%	1,226	12.207757	14,967	4.19%	4.97%
2003	0.50%	75	11.630170	872	4.31%	6.25%

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.50%	758	14.465957	10,965	8.09%	-3.51%
2004	0.50%	918	14.992849	13,763	8.87%	8.61%
2003	0.50%	226	13.804736	3,120	1.36%	17.57%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.50%	2,040	20.658281	42,143	0.72%	31.34%
2004	0.50%	1,366	15.728859	21,486	0.53%	25.26%
2003	0.50%	1,299	12.556652	16,311	0.12%	53.42%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.50%	1,340	22.767738	30,509	0.19%	50.92%
2004	0.50%	344	15.086314	5,190	0.29%	23.61%
2003	0.50%	25	12.229510	306	0.43%	44.36%
2002	0.50%	26	8.471807	220	0.46%	-15.28%	05/17/02

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.50%	818	15.912504	13,016	7.59%	11.69%
2004	0.50%	594	14.246711	8,463	6.91%	9.51%
2003	0.50%	80	13.009128	1,041	0.00%	27.23%
2002	0.50%	257	10.225121	2,628	11.10%	2.25%	05/17/02

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.50%	3,824	19.999747	76,479	1.17%	16.47%
2004	0.50%	3,420	17.171667	58,727	1.52%	35.71%
2003	0.50%	2,193	12.652748	27,747	0.00%	36.83%
2002	0.50%	255	9.247313	2,358	3.66%	-7.53%	05/17/02

Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.50%	2,488	14.571832	36,255	0.00%	7.73%
2004	0.50%	720	13.525765	9,739	0.00%	15.14%
2003	0.50%	174	11.747071	2,044	0.00%	38.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.50%	6,798	$12.708501	$86,392	0.00%	7.35%
2004	0.50%	5,256	11.838611	62,224	0.00%	17.63%
2003	0.50%	3,295	10.064203	33,162	0.08%	36.32%
2002	0.50%	1,400	7.382594	10,336	0.40%	-26.17%	05/17/02

Flexible Premium Policies-Years 1-9

American Century VP – Balanced Fund – Class I
2005	0.80%	7,320	23.498278	172,007	1.83%	4.10%
2004	0.80%	8,452	22.572554	190,783	1.64%	8.90%
2003	0.80%	10,678	20.727117	221,324	2.73%	18.51%
2002	0.80%	15,231	17.490037	266,391	2.73%	-10.28%
2001	0.80%	17,814	19.493759	347,262	2.81%	-4.31%

American Century VP – Capital Appreciation Fund – Class I
2005	0.80%	3,546	21.718376	77,013	0.00%	21.09%
2004	0.80%	3,522	17.935168	63,168	0.00%	6.73%
2003	0.80%	3,903	16.804738	65,589	0.00%	19.51%
2002	0.80%	5,072	14.060797	71,316	0.00%	-21.83%
2001	0.80%	5,594	17.987270	100,621	0.00%	-28.64%

American Century VP – Income & Growth Fund – Class I
2005	0.80%	1,990	12.244450	24,366	1.97%	3.80%
2004	0.80%	2,024	11.796249	23,876	1.41%	12.09%
2003	0.80%	2,364	10.523680	24,878	1.29%	28.32%
2002	0.80%	3,580	8.200926	29,359	1.07%	-20.01%
2001	0.80%	4,332	10.252927	44,416	0.85%	-9.09%

American Century VP – International Fund – Class I
2005	0.80%	2,018	19.440637	39,231	1.16%	12.35%
2004	0.80%	2,276	17.302961	39,382	0.53%	14.01%
2003	0.80%	2,139	15.176915	32,463	0.75%	23.52%
2002	0.80%	4,448	12.287143	54,653	0.76%	-21.01%
2001	0.80%	4,105	15.554724	63,852	0.08%	-29.74%

American Century VP – Ultra® Fund – Class I
2005	0.80%	12	11.024267	132	0.00%	1.35%
2004	0.80%	322	10.877021	3,502	0.00%	9.79%
2003	0.80%	13	9.906750	129	0.00%	23.90%
2002	0.80%	14	7.995504	112	0.00%	-20.04%	05/01/02

American Century VP – Value Fund – Class I
2005	0.80%	1,704	22.307840	38,013	1.06%	4.20%
2004	0.80%	2,422	21.408869	51,852	0.96%	13.42%
2003	0.80%	3,696	18.875362	69,763	1.06%	27.93%
2002	0.80%	7,039	14.754246	103,855	0.79%	-13.32%
2001	0.80%	6,084	17.020923	103,555	1.20%	11.92%

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.80%	586	14.388419	8,432	0.00%	15.22%
2004	0.80%	550	12.487641	6,868	0.00%	17.05%
2003	0.80%	696	10.668685	7,425	0.00%	46.48%
2002	0.80%	1,324	7.283277	9,643	0.00%	-34.68%
2001	0.80%	1,134	11.150533	12,645	0.00%	-29.21%

Credit Suisse Trust – International Focus Portfolio
2005	0.80%	1,104	14.183450	15,659	0.91%	16.51%
2004	0.80%	922	12.174019	11,224	1.05%	13.83%
2003	0.80%	1,333	10.695076	14,257	0.51%	32.03%
2002	0.80%	2,131	8.100409	17,262	0.00%	-20.54%
2001	0.80%	2,925	10.194751	29,820	0.00%	-22.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.80%	2,884	18.193863	52,471	0.00%	-3.45%
2004	0.80%	3,024	18.844567	56,986	0.00%	9.99%
2003	0.80%	2,559	17.133573	43,845	0.00%	47.37%
2002	0.80%	4,648	11.626571	54,040	0.00%	-34.22%
2001	0.80%	4,749	17.675000	83,939	0.00%	-16.68%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.80%	550	$13.422021	$7,382	0.00%	6.38%
2004	0.80%	450	12.616946	5,678	0.74%	20.91%
2003	0.80%	239	10.434661	2,494	0.24%	36.68%
2002	0.80%	145	7.634206	1,107	0.36%	-23.66%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.80%	7,106	29.461184	209,351	1.60%	3.86%
2004	0.80%	8,806	28.366357	249,794	1.81%	9.76%
2003	0.80%	12,279	25.844217	317,341	1.44%	27.34%
2002	0.80%	21,143	20.295193	429,101	1.35%	-22.98%
2001	0.80%	21,028	26.351146	554,112	1.06%	-12.88%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.80%	3,318	23.643910	78,450	0.00%	2.79%
2004	0.80%	3,900	23.001657	89,706	0.36%	5.36%
2003	0.80%	5,564	21.830604	121,465	0.11%	25.00%
2002	0.80%	7,194	17.464486	125,640	0.22%	-29.51%
2001	0.80%	7,729	24.776659	191,499	0.06%	-23.20%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.80%	3,174	13.866041	44,011	0.02%	3.55%
2004	0.80%	3,392	13.390880	45,422	1.73%	4.21%
2003	0.80%	4,512	12.850022	57,979	1.53%	20.20%
2002	0.80%	5,479	10.690124	58,571	1.24%	-17.38%
2001	0.80%	4,603	12.938645	59,557	1.00%	-10.04%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.80%	1,646	13.424762	22,097	1.28%	2.53%
2004	0.80%	2,022	13.093387	26,475	1.31%	6.61%
2003	0.80%	2,300	12.281397	28,247	0.84%	25.56%
2002	0.80%	2,251	9.781078	22,017	0.62%	-25.92%
2001	0.80%	2,282	13.204070	30,132	0.53%	-6.60%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80%	298	11.501519	3,427	3.48%	0.49%
2004	0.80%	282	11.445157	3,228	3.57%	2.79%
2003	0.80%	694	11.134037	7,727	3.27%	3.81%
2002	0.80%	365	10.725195	3,915	0.00%	7.25%	05/01/02

Fidelity® VIP – Equity-Income Portfolio: Initial Class
2005	0.80%	3,050	46.932598	143,144	1.63%	5.02%
2004	0.80%	3,256	44.687399	145,502	1.57%	10.64%
2003	0.80%	4,262	40.389521	172,140	1.83%	29.29%
2002	0.80%	9,056	31.238892	282,899	1.66%	-17.61%
2001	0.80%	9,677	37.915521	366,908	1.73%	-5.72%

Fidelity® VIP – Growth Portfolio: Initial Class
2005	0.80%	7,846	39.666280	311,222	0.51%	4.96%
2004	0.80%	9,360	37.792486	353,738	0.27%	2.55%
2003	0.80%	13,346	36.851094	491,815	0.28%	31.79%
2002	0.80%	22,402	27.961807	626,400	0.25%	-30.66%
2001	0.80%	25,393	40.327380	1,024,033	0.08%	-18.31%

Fidelity® VIP – High Income Portfolio: Initial Class
2005	0.80%	788	27.098684	21,354	14.71%	1.88%
2004	0.80%	806	26.597360	21,437	7.98%	8.72%
2003	0.80%	1,833	24.464133	44,843	6.99%	26.25%
2002	0.80%	2,075	19.377316	40,208	10.55%	2.62%
2001	0.80%	2,732	18.882734	51,588	13.03%	-12.44%

Fidelity® VIP – Overseas Portfolio: Initial Class
2005	0.80%	970	25.223510	24,467	0.64%	18.10%
2004	0.80%	870	21.357697	18,581	1.38%	12.73%
2003	0.80%	2,359	18.945840	44,693	0.80%	42.23%
2002	0.80%	2,204	13.320811	29,359	0.75%	-20.92%
2001	0.80%	2,382	16.843777	40,122	5.04%	-21.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP II – Asset Manager Portfolio: Initial Class
2005	0.80%	132	$28.387536	$3,747	2.87%	3.22%
2004	0.80%	216	27.502617	5,941	3.01%	4.63%
2003	0.80%	218	26.285930	5,730	3.96%	17.04%
2002	0.80%	1,923	22.459775	43,190	4.69%	-9.46%
2001	0.80%	3,216	24.805237	79,774	4.18%	-4.86%

Fidelity® VIP II – Contrafund® Portfolio: Initial Class
2005	0.80%	8,400	32.110552	269,729	0.29%	16.01%
2004	0.80%	9,646	27.679601	266,997	0.34%	14.56%
2003	0.80%	13,582	24.162368	328,173	0.51%	27.44%
2002	0.80%	27,430	18.959642	520,063	0.85%	-10.07%
2001	0.80%	31,348	21.083066	660,912	0.77%	-12.95%

Fidelity® VIP III – Growth Opportunities Portfolio: Initial Class
2005	0.80%	756	11.230531	8,490	1.15%	8.03%
2004	0.80%	860	10.396153	8,941	0.52%	6.34%
2003	0.80%	835	9.776597	8,163	0.54%	28.84%
2002	0.80%	968	7.588268	7,345	1.03%	-22.47%
2001	0.80%	1,098	9.787292	10,746	0.42%	-15.11%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.80%	686	13.451310	9,228	0.00%	1.74%
2004	0.80%	716	13.221316	9,466	0.00%	13.08%
2003	0.80%	94	11.692079	1,099	0.00%	56.53%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.80%	424	16.005171	6,786	1.74%	10.27%
2004	0.80%	312	14.514755	4,529	1.71%	20.03%
2003	0.80%	64	12.092670	774	1.23%	40.33%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.80%	360	12.948895	4,662	0.00%	7.58%
2004	0.80%	348	12.036757	4,189	0.00%	7.00%
2003	0.80%	353	11.249287	3,971	0.00%	35.61%
2002	0.80%	260	8.295539	2,157	0.00%	-17.04%	05/01/02

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.80%	344	14.464451	4,976	2.57%	5.54%
2004	0.80%	392	13.704848	5,372	1.72%	28.93%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.80%	26,386	24.326268	641,873	3.67%	2.44%
2004	0.80%	32,080	23.746180	761,777	5.45%	2.44%
2003	0.80%	55,240	23.180734	1,280,504	3.10%	1.19%
2002	0.80%	81,185	22.908666	1,859,840	4.41%	10.10%
2001	0.80%	90,403	20.807253	1,881,038	5.04%	6.40%

Gartmore GVIT – Growth Fund – Class I
2005	0.80%	110,534	17.967853	1,986,059	0.08%	5.65%
2004	0.80%	125,268	17.006258	2,130,340	0.33%	7.30%
2003	0.80%	152,521	15.849998	2,417,458	0.02%	31.68%
2002	0.80%	192,691	12.036520	2,319,329	0.00%	-29.29%
2001	0.80%	205,499	17.022307	3,498,067	0.00%	-28.71%

Gartmore GVIT – Money Market Fund – Class I
2005	0.80%	8,328	15.286397	127,305	2.44%	1.85%
2004	0.80%	6,182	15.008890	92,785	0.74%	0.00%
2003	0.80%	10,547	15.008153	158,291	0.62%	-0.18%
2002	0.80%	52,449	15.035122	788,577	1.18%	0.40%
2001	0.80%	53,446	14.974957	800,352	3.66%	2.77%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.80%	174,802	35.868129	6,269,821	0.91%	6.59%
2004	0.80%	195,786	33.651239	6,588,441	1.28%	8.88%
2003	0.80%	297,949	30.907637	9,208,900	0.56%	26.50%
2002	0.80%	376,413	24.433418	9,197,056	0.86%	-18.01%
2001	0.80%	418,936	29.801440	12,484,896	0.74%	-12.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.80%	388	$13.486728	$5,233	1.37%	9.44%
2004	0.80%	502	12.323917	6,187	0.56%	17.85%
2003	0.80%	773	10.457551	8,084	0.02%	24.39%
2002	0.80%	48	8.407288	404	1.47%	-15.93%	05/01/02

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.80%	5,134	20.382189	104,642	0.07%	2.25%
2004	0.80%	5,928	19.932939	118,162	0.00%	16.36%
2003	0.80%	10,212	17.129814	174,930	0.00%	55.61%
2002	0.80%	14,458	11.008455	159,160	0.01%	-27.74%
2001	0.80%	13,864	15.235359	211,223	0.04%	27.25%

Gartmore GVIT – Small Company Fund: Class I
2005	0.80%	3,650	35.000912	127,753	0.00%	11.42%
2004	0.80%	5,250	31.412204	164,914	0.00%	18.07%
2003	0.80%	6,974	26.603797	185,535	0.00%	39.89%
2002	0.80%	9,011	19.017572	171,367	0.00%	-17.99%
2001	0.80%	9,305	23.188796	215,772	0.10%	-7.45%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2004	0.80%	78	13.771155	1,074	0.00%	11.51%
2003	0.80%	214	12.349314	2,643	0.00%	50.93%
2002	0.80%	139	8.182356	1,137	0.00%	-18.18%	05/01/02

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.80%	2,598	13.103041	34,042	2.23%	7.07%
2004	0.80%	974	12.237400	11,919	1.52%	13.12%
2003	0.80%	1,157	10.818285	12,517	1.99%	30.82%
2002	0.80%	379	8.269753	3,134	1.40%	-17.30%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.80%	1,038	11.362140	11,794	2.90%	2.49%
2004	0.80%	72	11.086539	798	2.54%	3.82%
2003	0.80%	125	10.678769	1,335	2.40%	7.05%
2002	0.80%	13	9.975795	130	1.56%	-0.24%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.80%	7,134	12.269879	87,533	2.33%	4.51%
2004	0.80%	8,414	11.740731	98,787	2.25%	8.66%
2003	0.80%	3,903	10.804715	42,171	2.26%	19.10%
2002	0.80%	497	9.072331	4,509	0.94%	-9.28%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.80%	9,928	12.796464	127,043	2.27%	6.22%
2004	0.80%	7,370	12.046998	88,786	1.92%	11.20%
2003	0.80%	4,499	10.833658	48,741	1.38%	25.64%
2002	0.80%	2,363	8.623105	20,376	2.03%	-13.77%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.80%	2,014	11.895366	23,957	2.58%	3.66%
2004	0.80%	2,300	11.475860	26,394	2.23%	6.31%
2003	0.80%	2,266	10.795210	24,462	2.14%	12.79%
2002	0.80%	14,546	9.570814	139,217	1.34%	-4.29%

Neuberger Berman AMT – Balanced Portfolio® – I Class Shares
2005	0.80%	21,418	23.770796	509,123	0.97%	8.31%
2004	0.80%	24,122	21.946189	529,386	1.21%	8.44%
2003	0.80%	31,923	20.238242	646,065	1.74%	15.35%
2002	0.80%	42,845	17.544840	751,709	2.58%	-17.81%
2001	0.80%	51,942	21.347054	1,108,809	1.79%	-14.05%

Neuberger Berman AMT – Growth Portfolio® – I Class Shares
2005	0.80%	3,544	26.545874	94,079	0.00%	12.60%
2004	0.80%	3,674	23.576070	86,618	0.00%	15.67%
2003	0.80%	5,096	20.381526	103,864	0.00%	30.35%
2002	0.80%	7,108	15.635481	111,137	0.00%	-31.71%
2001	0.80%	7,625	22.896752	174,588	0.00%	-30.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.80%	1,170	$12.265806	$14,351	0.15%	7.53%
2004	0.80%	1,642	11.406874	18,730	0.13%	14.89%
2003	0.80%	2,356	9.928356	23,391	0.92%	30.71%
2002	0.80%	2,908	7.595581	22,088	0.74%	-27.04%
2001	0.80%	3,152	10.409898	32,812	0.31%	-2.30%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.80%	292	18.269985	5,335	2.69%	0.64%
2004	0.80%	468	18.154314	8,496	3.01%	-0.02%
2003	0.80%	563	18.158640	10,223	5.58%	1.61%
2002	0.80%	297	17.871272	5,308	4.08%	4.50%
2001	0.80%	200	17.101800	3,420	6.57%	7.91%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.80%	1,268	33.621038	42,631	1.02%	17.11%
2004	0.80%	1,460	28.709463	41,916	0.01%	18.03%
2003	0.80%	2,340	24.324378	56,919	0.00%	34.01%
2002	0.80%	3,850	18.150798	69,881	0.52%	-24.75%
2001	0.80%	4,637	24.119941	111,844	0.37%	-3.61%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.80%	6,936	16.169181	112,149	0.94%	4.26%
2004	0.80%	7,844	15.508004	121,645	0.31%	6.08%
2003	0.80%	11,674	14.618573	170,657	0.39%	29.90%
2002	0.80%	20,110	11.253616	226,310	0.58%	-27.44%
2001	0.80%	20,403	15.509895	316,448	0.60%	-13.28%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.80%	2,320	38.963173	90,395	0.97%	13.40%
2004	0.80%	2,272	34.359210	78,064	1.27%	18.21%
2003	0.80%	2,872	29.065271	83,475	0.92%	41.88%
2002	0.80%	6,403	20.485514	131,169	0.55%	-22.76%
2001	0.80%	7,188	26.520512	190,629	0.70%	-12.74%

Oppenheimer Funds – Multiple Strategies Fund/VA – Initial Class
2005	0.80%	154	33.428671	5,148	1.73%	3.06%
2004	0.80%	448	32.435047	14,531	1.10%	9.22%
2003	0.80%	255	29.695890	7,572	2.90%	23.96%
2002	0.80%	1,700	23.955594	40,725	2.72%	-11.12%
2001	0.80%	1,227	26.951432	33,069	3.00%	1.40%

Oppenheimer VAF – Oppenheimer Bond Fund/VA – Initial Class
2005	0.80%	516	24.300441	12,539	5.67%	1.77%
2004	0.80%	752	23.877339	17,956	4.19%	4.65%
2003	0.80%	1,357	22.815950	30,961	4.31%	5.93%
2002	0.80%	556	21.538984	11,976	4.55%	8.21%
2001	0.80%	582	19.904727	11,585	7.31%	6.92%

Strong VIF – Strong International Stock Fund II
2002	0.80%	2,043	5.696130	11,637	3.13%	-27.13%
2001	0.80%	1,746	7.816872	13,648	0.00%	-22.76%

Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.80%	130	19.633767	2,552	8.09%	-3.80%
2004	0.80%	104	20.409871	2,123	8.87%	8.28%
2003	0.80%	729	18.848928	13,741	1.36%	17.22%
2002	0.80%	1,163	16.079714	18,701	0.00%	20.69%
2001	0.80%	96	13.323421	1,279	4.94%	-5.86%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.80%	3,978	15.531958	61,786	0.72%	30.95%
2004	0.80%	3,886	11.861162	46,092	0.53%	24.89%
2003	0.80%	3,720	9.497431	35,330	0.12%	52.96%
2002	0.80%	5,445	6.209058	33,808	0.18%	-3.68%
2001	0.80%	5,131	6.445985	33,074	0.00%	-2.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.80%	530	$36.954208	$19,586	0.19%	50.47%
2004	0.80%	294	24.559745	7,221	0.29%	23.24%
2003	0.80%	560	19.968787	11,183	0.43%	43.92%
2002	0.80%	554	13.874595	7,687	0.46%	-3.61%
2001	0.80%	204	14.394005	2,936	1.33%	-11.16%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.80%	722	18.085748	13,058	7.59%	11.36%
2004	0.80%	1,044	16.240956	16,956	6.91%	9.19%
2003	0.80%	1,482	14.874690	22,044	0.00%	26.85%
2002	0.80%	1,397	11.726545	16,382	11.10%	8.35%
2001	0.80%	375	10.822665	4,058	14.44%	9.22%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.80%	1,656	44.496942	73,687	1.17%	16.12%
2004	0.80%	2,290	38.319214	87,751	1.52%	35.31%
2003	0.80%	2,356	28.319843	66,722	0.00%	36.42%
2002	0.80%	4,072	20.759770	84,534	3.66%	-1.58%
2001	0.80%	3,039	21.092541	64,100	4.46%	8.96%
Wells Fargo VTFSM – Wells Fargo Advantage Discovery Fund VT
2005	0.80%	706	32.224282	22,750	0.00%	7.41%
2004	0.80%	950	30.000581	28,501	0.00%	14.80%
2003	0.80%	1,063	26.133664	27,780	0.00%	38.32%
2002	0.80%	1,629	18.893884	30,778	0.00%	-12.72%
2001	0.80%	1,571	21.646818	34,007	0.62%	3.25%
Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.80%	1,502	50.644296	76,068	0.00%	7.03%
2004	0.80%	2,004	47.318990	94,827	0.00%	17.28%
2003	0.80%	2,775	40.347502	111,964	0.08%	35.92%
2002	0.80%	3,566	29.685674	105,859	0.40%	-27.40%
2001	0.80%	3,893	40.890795	159,188	0.58%	-4.48%

Contract Owners’ Equity Total By Year

2005				$24,352,733

2004				$24,194,816

2003				$23,824,936

2002				$20,451,328

2001				$25,242,335

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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